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                                 iSHARES TRUST

                        SUPPLEMENT DATED AUGUST 7, 2001
                                    to the
                                PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION
                             DATED AUGUST 1, 2001

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus and the Statement of Additional Information of iShares Trust, each dated August 1, 2001.

The iShares MSCI EAFE Index Fund's standard creation and standard redemption transaction fee is $22,000 and, shares of the Fund will be issued and redeemed in blocks of 200,000 shares or multiples thereof. Accordingly, the paragraph appearing under the heading "Creation Transaction Fees and Redemption Transaction Fees" on page 112 of the Prospectus is replaced with the following:

The Fund issues and redeems shares at NAV only in large blocks of 200,000 shares or multiples thereof. As a practical matter, only institutions or large investors purchase or redeem these Creation Units. A standard creation transaction fee of $22,000 is charged to each purchaser of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. The approximate value of a Creation Unit as of May 31, 2001 was $25,022,000. An investor who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee of $22,000 on the date of such redemption(s), regardless of the number of Creation Units redeemed that day.* Investors who hold Creation Units will also pay the annual fund operating expenses described in the table above. Assuming an investment in a Creation Unit of $25,022,000 and a 5% return each year, and assuming that the Fund 's operating expenses remain the same, the total costs would be $89,613 if the Creation Unit is redeemed after one year, and $281,534 if the Creation Unit is redeemed after three years, $491,719 if the Creation Unit is redeemed after five years, and $721,906 if the Creation Unit is redeemed after ten years.

*See Creations and Redemptions at the end of this Prospectus. If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the standard creation or redemption transaction fee.

The entry for the iShares MSCI EAFE Index Fund in the table appearing on page 119 of the Prospectus is updated with the following:

                                    Approximate Value
                                      of a Creation             Standard                 Maximum
                                       Unit as of          Creation/Redemption     Creation/Redemption
Name of Fund                          May 31, 2001           Transaction Fee         Transaction Fee
------------                          ------------           ---------------         ---------------
iShares MSCI EAFE Index Fund           $25,022,000               $22,000                 $88,000

The entry for the iShares MSCI EAFE Index Fund in the table appearing on page 55 of the Statement of Additional Information is removed and replaced with the following (the table's column headings and the text of the footnote are also provided):

Name of Fund                               Amount               Maximum Creation Transaction Fee*
------------                               ------               ---------------------------------
iShares MSCI EAFE Index Fund               $22,000                          $88,000

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

The entry for the iShares MSCI EAFE Index Fund in the table appearing on page 57 of the Statement of Additional Information is removed and replaced with the following (the table's column headings and the text of the footnote are also provided):

Name of Fund                               Amount              Maximum Redemption Transaction Fee*
------------                               ------              -----------------------------------
iShares MSCI EAFE Index Fund               $22,000                           $88,000

* If a Creation Unit is purchased or redeemed outside the usual process through the National Securities Clearing Corporation or for cash, a variable fee will be charged of up to four times the Standard Creation or Redemption Transaction Fee.

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